ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities

	June 30, 2024	December 31, 2023
Trade payables	$55,641	$15,184
Accrued liabilities	15,172	61,362
	$70,813	$76,546